RELATED PARTIES BALANCES AND TRANSACTION ( Schedule of Balances and Transactions with Related Parties ) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Employees accrued salaries and bonuses	$ 359	$ 356	$ 79
Directors accrued fees expenses	33	82	35
Employees and directors expense	$ 392	$ 438	$ 114